Goodwill and Intangible Assets - Estimated amortization for intangible assets for future periods (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets other than capitalized software
Estimated amortization for capitalized software
2023		$ 1,095,143
2024		1,095,143
2025		1,095,143
2026		946,643
2027		842,476
Thereafter		598,282
Net Carrying Amount	$ 5,775,705	6,323,279	$ 5,507,693
Patents [Member]
Estimated amortization for capitalized software
Assets not placed in services		650,450
Net Carrying Amount	$ 650,450	$ 650,450	$ 653,050